                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INCOME BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JULY 31, 2009


THIS SEMIANNUAL REPORT DESCRIBES THREE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS A HIGH LEVEL OF CURRENT
INCOME AND GROWTH OF CAPITAL.


RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Builder Enhanced Income Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Income Builder Basic
    Income Fund....................    3
  RiverSource Income Builder
    Moderate Income Fund...........    5
  RiverSource Income Builder
    Enhanced Income Fund...........    7
Investment Changes.................    9
Fund Expenses Examples.............   15
Investments in Affiliated Funds....   19
Statements of Assets and
  Liabilities......................   28
Statements of Operations...........   29
Statements of Changes in Net
  Assets...........................   30
Financial Highlights...............   32
Notes to Financial Statements......   41
Approval of Investment Management
  Services Agreement...............   47
Proxy Voting.......................   48





--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Basic Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Basic Income Fund (the Fund) Class A shares rose
  14.00% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 4.47% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, advanced 19.10% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index increased 0.09% during the semiannual period.

> The Fund outperformed its Blended Index composed of 65% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which rose 7.91% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund(1)
  Class A (excluding sales charge)                         +14.00%     -1.95%    +1.56%     +1.97%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                               +4.47%     +7.85%    +6.52%     +5.88%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                    +19.10%    -22.76%    -9.39%     -7.20%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4)
  (unmanaged)                                               +0.09%     +0.65%    +2.90%     +3.19%
---------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                +7.91%     -0.53%    +2.41%     +2.59%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Basic Income Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000(R) Value Index (Russell 3000 Value Index), as well as to a Blended Index, consisting of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


--------------------------------------------------------------------------------
                  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Basic Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2009
                                                                                            SINCE
Without sales charge                                          6 MONTHS*  1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)                                    +14.00%   -1.95%   +1.56%    +1.97%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                    +13.52%   -2.65%   +0.79%    +1.20%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +13.51%   -2.64%   +0.80%    +1.23%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                   +14.03%   -1.64%   +2.09%    +2.45%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                     +8.58%   -6.61%   -0.08%    +0.55%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                     +8.52%   -7.36%   -0.12%    +0.42%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +12.51%   -3.58%   +0.80%    +1.23%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Moderate Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Moderate Income Fund (the Fund) Class A shares increased 15.66% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 4.47% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, rose
  19.10% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.09% during the semiannual period.

> The Fund outperformed its Blended Index composed of 70% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which rose 8.14% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund(1)
  Class A (excluding sales charge)                         +15.66%     -3.99%    +0.60%     +1.22%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                               +4.47%     +7.85%    +6.52%     +5.88%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                    +19.10%    -22.76%    -9.39%     -7.20%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4)
  (unmanaged)                                               +0.09%     +0.65%    +2.90%     +3.19%
---------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                +8.14%     -0.20%    +2.58%     +2.72%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Moderate Income Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


--------------------------------------------------------------------------------
                  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Moderate Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                            SINCE
Without sales charge                                          6 MONTHS*  1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)                                    +15.66%   -3.99%   +0.60%    +1.22%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                    +15.20%   -4.79%   -0.16%    +0.45%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +15.19%   -4.78%   -0.15%    +0.50%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                   +15.59%   -3.89%   +0.84%    +1.43%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                    +10.17%   -8.56%   -1.01%    -0.19%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                    +10.20%   -9.37%   -1.05%    -0.31%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +14.19%   -5.69%   -0.15%    +0.50%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Enhanced Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Enhanced Income Fund (the Fund) Class A shares increased 18.64% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 4.47% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, rose
  19.10% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.09% during the semiannual period.

> The Fund outperformed its Blended Index composed of 72.5% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which rose 8.25% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS    2/16/06
---------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund(1)
  Class A (excluding sales charge)                         +18.64%     -3.22%    +0.98%     +1.45%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                               +4.47%     +7.85%    +6.52%     +5.88%
---------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                    +19.10%    -22.76%    -9.39%     -7.20%
---------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4)
  (unmanaged)                                               +0.09%     +0.65%    +2.90%     +3.19%
---------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                +8.25%     -0.04%    +2.67%     +2.78%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Enhanced Income Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


--------------------------------------------------------------------------------
                  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Enhanced Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2009
                                                                                            SINCE
Without sales charge                                          6 MONTHS*  1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)                                    +18.64%   -3.22%   +0.98%    +1.45%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                    +18.28%   -3.91%   +0.21%    +0.69%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +18.29%   -3.90%   +0.22%    +0.71%
---------------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                   +18.67%   -2.99%   +1.20%    +1.67%
---------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                    +13.00%   -7.82%   -0.64%    +0.02%
---------------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                    +13.28%   -8.50%   -0.67%    -0.06%
---------------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                    +17.29%   -4.82%   +0.22%    +0.71%
---------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.0%                  7.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.3%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           4.5%                  3.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           5.7%                  5.3%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  8.1%                  7.9%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.4%                  1.8%
======================================================================================
                                                      29.0%                 26.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      8.0%                  3.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 2.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         5.7%                  6.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.1%                  0.4%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      10.9%                  3.8%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  1.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  --%                  4.1%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             28.5%                 37.2%
======================================================================================
                                                      58.2%                 57.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.8%                  4.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       9.0%                 12.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       29.0%
----------------------------------------------------------------

Fixed Income Funds(2)                                 58.2%
----------------------------------------------------------------

Alternative Investments(3)                             3.8%
----------------------------------------------------------------

Cash Equivalents(4)                                    9.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 12.5%, Dividend Income 8.1%, U.S. Small Cap 5.7%, Real Estate 2.4% and International 0.3%.
(2) Includes Investment Grade 36.5%, High Yield 12.1%, Floating Rate 5.7%, International 2.8% and Global Bond 1.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
                  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  9

INVESTMENT CHANGES (continued) -------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund              28.5%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                       10.9%
-----------------------------------------------------------------
RiverSource Cash Management Fund                        9.0%
-----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                   8.1%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       8.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
10  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    6.4%                  6.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.4%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           1.6%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           5.5%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  9.8%                  9.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           5.4%                  4.5%
======================================================================================
                                                      29.1%                 28.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.3%                  3.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.0%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        10.8%                 13.6%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.6%                  1.0%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       8.2%                  5.3%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  --%                  4.8%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             24.7%                 28.2%
======================================================================================
                                                      62.7%                 62.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.8%                  4.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       4.4%                  5.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       29.1%
----------------------------------------------------------------

Fixed Income Funds(2)                                 62.7%
----------------------------------------------------------------

Alternative Investments(3)                             3.8%
----------------------------------------------------------------

Cash Equivalents(4)                                    4.4%
----------------------------------------------------------------


(1) Includes Dividend Income 9.8%, U.S. Large Cap 8.0%, U.S. Small Cap 5.5%, Real Estate 5.4% and International 0.4%.
(2) Includes Investment Grade 34.0%, High Yield 11.3%, Floating Rate 10.8%, International 5.0% and Global Bond 1.6%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  11

INVESTMENT CHANGES (continued) -------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund              24.7%
-----------------------------------------------------------------
RiverSource Floating Rate Fund                         10.8%
-----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                   9.8%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       9.3%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                        8.2%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
12  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    3.3%                  3.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.7%                  3.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           0.6%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           3.6%                  4.6%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.9%                  7.7%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           8.9%                  4.3%
======================================================================================
                                                      25.0%                 23.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.6%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                10.0%                 10.3%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        14.0%                 20.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.2%                  3.3%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      10.1%                 10.5%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  5.1%                   --%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  --%                  5.1%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             18.7%                 19.6%
======================================================================================
                                                      69.7%                 69.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.8%                  4.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  3.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       25.0%
----------------------------------------------------------------

Fixed Income Funds(2)                                 69.7%
----------------------------------------------------------------

Alternative Investments(3)                             3.8%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------


(1) Includes Real Estate 8.9%, Dividend Income 7.9%, U.S. Large Cap 3.9%, U.S. Small Cap 3.6% and International 0.7%.
(2) Includes Investment Grade 28.3%, High Yield 15.2%, Floating Rate 14.0%, International 10.0% and Global Bond 2.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  13

INVESTMENT CHANGES (continued) -------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund              18.7%
-----------------------------------------------------------------
RiverSource Floating Rate Fund                         14.0%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                       10.1%
-----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 10.0%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       9.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
14  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

FUND EXPENSE EXAMPLES ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  15

FUND EXPENSE EXAMPLES (continued) ----------------------------------------------


RiverSource Income Builder Basic Income Fund


                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,140.00         $2.19             $5.50
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.89         $2.07             $5.19
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,135.20         $6.23             $9.53
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.10         $5.89             $9.01
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,135.10         $6.17             $9.48
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $8.96
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,140.30         $1.76             $5.07
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.29         $1.66             $4.79
--------------------------------------------------------------------------------------------------



ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .62%             1.03%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.17%               .62%             1.79%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .62%             1.78%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .33%               .62%              .95%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $5.92 for Class A, $9.95 for Class B, $9.90 for Class C and $5.50 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.60 for Class A, $9.41 for Class B, $9.36 for Class C and $5.20 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +14.00% for Class A, +13.52% for Class B, +13.51% for Class C and +14.03% for Class R4.


--------------------------------------------------------------------------------
16  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Moderate Income Fund


                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,156.60         $2.20             $5.75
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.89         $2.07             $5.40
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,152.00         $6.22             $9.76
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $9.16
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,151.90         $6.22             $9.76
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $9.16
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,155.90         $1.88             $5.43
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $5.09
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .66%             1.07%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.16%               .66%             1.82%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .66%             1.82%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .35%               .66%             1.01%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $6.13 for Class A, $10.14 for Class B, $10.14 for Class C and $5.80 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.75 for Class A, $9.51 for Class B, $9.51 for Class C and $5.45 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +15.66% for Class A, +15.20% for Class B, +15.19% for Class C and +15.59% for Class R4.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  17

FUND EXPENSE EXAMPLES (continued) ----------------------------------------------


RiverSource Income Builder Enhanced Income Fund


                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,186.40         $2.45             $ 6.27
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.69         $2.27             $ 5.80
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.80         $6.58             $10.39
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.90         $6.09             $ 9.61
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,182.90         $6.53             $10.34
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.95         $6.04             $ 9.56
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,186.70         $2.02             $ 5.83
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.09         $1.87             $ 5.40
--------------------------------------------------------------------------------------------------



ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .45%               .70%             1.15%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.21%               .70%             1.91%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.20%               .70%             1.90%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .37%               .70%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $6.65 for Class A, $10.78 for Class B, $10.72 for Class C and $6.22 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.15 for Class A, $9.97 for Class B, $9.92 for Class C and $5.75 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +18.64% for Class A, +18.28% for Class B, +18.29% for Class C and +18.67% for Class R4.


--------------------------------------------------------------------------------
18  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Basic Income Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (29.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (8.1%)
RiverSource Dividend Opportunity Fund                 3,043,506           $18,565,385
-------------------------------------------------------------------------------------

INTERNATIONAL (0.3%)
RiverSource Disciplined International Equity
 Fund                                                   102,444               677,155
-------------------------------------------------------------------------------------

REAL ESTATE (2.4%)
RiverSource Real Estate Fund                            811,147             5,596,912
-------------------------------------------------------------------------------------

U.S. LARGE CAP (12.5%)
RiverSource Disciplined Equity Fund                   4,241,034            18,363,679
RiverSource Disciplined Large Cap Value Fund          1,457,077            10,374,386
                                                                      ---------------
Total                                                                      28,738,065
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.7%)
RiverSource Disciplined Small Cap Value Fund          1,959,049(b)         13,184,400
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $82,044,389)                                                       $66,761,917
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (58.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (5.7%)
RiverSource Floating Rate Fund                        1,639,827           $13,003,829
-------------------------------------------------------------------------------------

GLOBAL BOND (1.1%)
RiverSource Global Bond Fund                            369,830             2,518,543
-------------------------------------------------------------------------------------

HIGH YIELD (12.1%)
RiverSource High Yield Bond Fund                     10,138,051            25,040,985
RiverSource Income Opportunities Fund                   310,678             2,802,312
                                                                      ---------------
Total                                                                      27,843,297
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (--%)
RiverSource Inflation Protected Securities
 Fund                                                     4,034                39,327
-------------------------------------------------------------------------------------

INTERNATIONAL (2.8%)
RiverSource Emerging Markets Bond Fund                  676,732             6,469,561
-------------------------------------------------------------------------------------

INVESTMENT GRADE (36.5%)
RiverSource Diversified Bond Fund                     3,917,710            18,452,412
RiverSource U.S. Government Mortgage Fund            13,466,087(b)         65,445,181
                                                                      ---------------
Total                                                                      83,897,593
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $132,980,855)                                                     $133,772,150
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            882,546            $8,719,558
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,146,038)                                                         $8,719,558
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (9.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     20,776,214           $20,776,214
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $20,776,214)                                                       $20,776,214
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $244,947,496)(c)                                                  $230,029,839
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(c) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $244,947,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $6,585,000
     Unrealized depreciation                                                     (21,502,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(14,917,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  19

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- RiverSource Income Builder Basic Income Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices, or the inability to find more than a single broker or dealer that provides a quote for the investment. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                           FAIR VALUE AT JULY 31, 2009
                                                         ---------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                            $230,029,839          $--             $--        $230,029,839





--------------------------------------------------------------------------------
20  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  21

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
RiverSource Income Builder Moderate Income Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (29.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.8%)
RiverSource Dividend Opportunity Fund                 6,321,052           $38,558,416
-------------------------------------------------------------------------------------

INTERNATIONAL (0.4%)
RiverSource Disciplined International Equity
 Fund                                                   253,421             1,675,113
-------------------------------------------------------------------------------------

REAL ESTATE (5.4%)
RiverSource Real Estate Fund                          3,145,058(b)         21,700,901
-------------------------------------------------------------------------------------

U.S. LARGE CAP (8.0%)
RiverSource Disciplined Equity Fund                   5,895,352            25,526,873
RiverSource Disciplined Large Cap Value Fund            909,371             6,474,722
                                                                      ---------------
Total                                                                      32,001,595
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.5%)
RiverSource Disciplined Small Cap Value Fund          3,262,535(b)         21,956,861
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $146,660,568)                                                     $115,892,886
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (62.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (10.8%)
RiverSource Floating Rate Fund                        5,403,381(b)        $42,848,813
-------------------------------------------------------------------------------------

GLOBAL BOND (1.6%)
RiverSource Global Bond Fund                            931,566             6,343,967
-------------------------------------------------------------------------------------

HIGH YIELD (11.3%)
RiverSource High Yield Bond Fund                     13,282,910            32,808,788
RiverSource Income Opportunities Fund                 1,364,226            12,305,315
                                                                      ---------------
Total                                                                      45,114,103
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (--%)
RiverSource Inflation Protected Securities
 Fund                                                     5,616                54,756
-------------------------------------------------------------------------------------

INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                2,081,700(b)         19,901,055
-------------------------------------------------------------------------------------

INVESTMENT GRADE (34.0%)
RiverSource Diversified Bond Fund                     7,890,546            37,164,470
RiverSource U.S. Government Mortgage Fund            20,260,817(b)         98,467,569
                                                                      ---------------
Total                                                                     135,632,039
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $253,261,733)                                                     $249,894,733
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,533,691           $15,152,867
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $15,910,286)                                                       $15,152,867
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     17,357,049           $17,357,049
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $17,357,049)                                                       $17,357,049
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $433,189,636)(c)                                                  $398,297,535
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(c) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $433,190,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $8,358,000
     Unrealized depreciation                                                     (43,250,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(34,892,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
22  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                           FAIR VALUE AT JULY 31, 2009
                                                         ---------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                            $398,297,535          $--             $--        $398,297,535





--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- RiverSource Income Builder Moderate Income Fund




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
24  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
RiverSource Income Builder Enhanced Income Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (25.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.9%)
RiverSource Dividend Opportunity Fund                2,587,656            $15,784,704
-------------------------------------------------------------------------------------

INTERNATIONAL (0.7%)
RiverSource Disciplined International Equity
 Fund                                                  216,810              1,433,114
-------------------------------------------------------------------------------------

REAL ESTATE (9.0%)
RiverSource Real Estate Fund                         2,575,146(b)          17,768,507
-------------------------------------------------------------------------------------

U.S. LARGE CAP (3.9%)
RiverSource Disciplined Equity Fund                  1,534,393              6,643,921
RiverSource Disciplined Large Cap Value Fund           157,398              1,120,676
                                                                      ---------------
Total                                                                       7,764,597
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.6%)
RiverSource Disciplined Small Cap Value Fund         1,062,639(b)           7,151,557
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $57,815,968)                                                       $49,902,479
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (69.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (14.0%)
RiverSource Floating Rate Fund                       3,511,000(b)         $27,842,227
-------------------------------------------------------------------------------------

GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                           637,390              4,340,626
-------------------------------------------------------------------------------------

HIGH YIELD (15.2%)
RiverSource High Yield Bond Fund                     8,174,716             20,191,549
RiverSource Income Opportunities Fund                1,115,422             10,061,108
                                                                      ---------------
Total                                                                      30,252,657
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (--%)
RiverSource Inflation Protected Securities
 Fund                                                    2,952                 28,784
-------------------------------------------------------------------------------------

INTERNATIONAL (10.0%)
RiverSource Emerging Markets Bond Fund               2,081,009(b)          19,894,451
-------------------------------------------------------------------------------------

INVESTMENT GRADE (28.2%)
RiverSource Diversified Bond Fund                    4,051,048             19,080,438
RiverSource U.S. Government Mortgage Fund            7,644,328(b)          37,151,435
                                                                      ---------------
Total                                                                      56,231,873
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $142,354,036)                                                     $138,590,618
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           761,722             $7,525,809
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,786,328)                                                         $7,525,809
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     2,936,651             $2,936,651
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $2,936,651)                                                         $2,936,651
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $210,892,983)(c)                                                  $198,955,557
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(c) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $210,893,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $7,038,000
     Unrealized depreciation                                                     (18,975,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(11,937,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- RiverSource Income Builder Enhanced Income Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                           FAIR VALUE AT JULY 31, 2009
                                                         ---------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                            $198,955,557          $--             $--        $198,955,557





--------------------------------------------------------------------------------
26  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  27

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
JULY 31, 2009 (UNAUDITED)                                FUND                 FUND                 FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $244,947,496, $433,189,636, and
    $210,892,983, respectively)                      $230,029,839         $398,297,535         $198,955,557
Capital shares receivable                               2,947,557            5,312,035            2,536,007
Dividends receivable                                      131,038              231,188              124,076
Receivable for affiliated investments sold                334,028               61,000              192,518
------------------------------------------------------------------------------------------------------------
Total assets                                          233,442,462          403,901,758          201,808,158
------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                  3,431,152            5,430,218            2,755,653
Accrued distribution fees                                   2,395                3,893                1,940
Accrued transfer agency fees                                  654                1,177                  612
Accrued administration services fees                          126                  218                  109
Other accrued expenses                                     37,722               42,932               33,693
------------------------------------------------------------------------------------------------------------
Total liabilities                                       3,472,049            5,478,438            2,792,007
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock   $229,970,413         $398,423,320         $199,016,151
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                      $    249,079         $    447,487         $    225,589
Additional paid-in capital                            269,231,175          500,856,042          253,690,456
Excess of distributions over net investment income       (197,116)            (278,441)             (84,649)
Accumulated net realized gain (loss)                  (24,395,068)         (67,709,667)         (42,877,819)
Unrealized appreciation (depreciation) on
  affiliated investments                              (14,917,657)         (34,892,101)         (11,937,426)
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                          $229,970,413         $398,423,320         $199,016,151
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A               $192,590,920         $346,073,577         $172,899,098
                                       Class B               $ 26,880,552         $ 37,613,663         $ 17,638,424
                                       Class C               $ 10,489,694         $ 14,719,110         $  8,427,016
                                       Class R4              $      9,247         $     16,970         $     51,613
Outstanding shares of capital stock:   Class A shares          20,856,119           38,861,512           19,597,256
                                       Class B shares           2,914,490            4,231,155            2,000,236
                                       Class C shares           1,136,284            1,654,091              955,559
                                       Class R4 shares              1,000                1,904                5,851
Net asset value per share:             Class A(1)            $       9.23         $       8.91         $       8.82
                                       Class B               $       9.22         $       8.89         $       8.82
                                       Class C               $       9.23         $       8.90         $       8.82
                                       Class R4              $       9.25         $       8.91         $       8.82
--------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $9.69, $9.35 and $9.26, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)               FUND                 FUND                 FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                              $  4,034,841         $  7,974,199         $  4,354,866
------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 228,374              408,789              201,539
  Class B                                                 141,777              201,704               93,721
  Class C                                                  48,093               68,709               39,569
Transfer agency fees
  Class A                                                  99,771              189,929               99,003
  Class B                                                  16,506               25,037               12,264
  Class C                                                   5,402                8,232                5,012
  Class R4                                                      2                    4                   17
Administrative services fees                               22,068               38,113               18,796
Plan administration services fees -- Class R4                  11                   19                   83
Custodian fees                                              6,271                1,154                6,313
Printing and postage                                        9,310                4,414               16,385
Registration fees                                           7,670               21,987               18,210
Professional fees                                          11,200               11,200               10,990
Other                                                       1,116                  142                  903
------------------------------------------------------------------------------------------------------------
Total expenses                                            597,571              979,433              522,805
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                 --                   --                 (109)
------------------------------------------------------------------------------------------------------------
Total net expenses                                        597,571              979,433              522,696
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         3,437,270            6,994,766            3,832,170
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                    (12,119,912)         (40,865,659)         (25,437,880)
Net change in unrealized appreciation
  (depreciation) on affiliated investments             37,516,624           89,049,106           53,833,991
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         25,396,712           48,183,447           28,396,111
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ 28,833,982         $ 55,178,213         $ 32,228,281
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                    RIVERSOURCE                              RIVERSOURCE
                                                   INCOME BUILDER                           INCOME BUILDER
                                                 BASIC INCOME FUND                       MODERATE INCOME FUND
                                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          JULY 31, 2009       JAN. 31, 2009        JULY 31, 2009       JAN. 31, 2009
                                           (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $  3,437,270         $ 10,322,619        $  6,994,766        $  21,711,545
Net realized gain (loss) on affiliated
  investments                              (12,119,912)         (11,467,421)        (40,865,659)         (25,637,857)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               37,516,624          (47,732,431)         89,049,106         (106,106,830)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 28,833,982          (48,877,233)         55,178,213         (110,033,142)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                 (3,226,593)          (9,456,788)         (6,615,145)         (19,873,829)
    Class B                                   (377,732)          (1,156,853)           (640,871)          (2,042,635)
    Class C                                   (129,336)            (364,273)           (218,959)            (661,524)
    Class R4                                      (156)                (662)               (324)                (907)
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (3,733,817)         (10,978,576)         (7,475,299)         (22,578,895)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                            12,807,100           64,209,056          16,162,703           78,285,815
  Class B shares                             3,957,188           12,993,382           3,651,046           10,761,116
  Class C shares                             1,148,608            4,062,063           1,339,376            4,055,507
Reinvestment of distributions at net
  asset value
  Class A shares                             2,861,655            8,575,448           5,832,353           17,777,933
  Class B shares                               336,392            1,059,525             573,418            1,850,744
  Class C shares                                97,372              293,963             165,183              515,460
  Class R4 shares                                   --                  236                 153                  466
Conversions from Class B to Class A
  Class A shares                             2,765,673            3,504,174           4,945,131            6,542,006
  Class B shares                            (2,765,673)          (3,504,174)         (4,945,131)          (6,542,006)
Payments for redemptions
  Class A shares                           (33,531,175)         (99,777,123)        (60,619,628)        (194,903,429)
  Class B shares                            (5,858,706)         (17,219,623)         (7,737,781)         (24,486,444)
  Class C shares                            (1,148,417)          (4,382,955)         (2,533,509)          (7,167,813)
  Class R4 shares                                   --              (23,586)                 --               (2,028)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions               (19,329,983)         (30,209,614)        (43,166,686)        (113,312,673)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     5,770,182          (90,065,423)          4,536,228         (245,924,710)
Net assets at beginning of period          224,200,231          314,265,654         393,887,092          639,811,802
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $229,970,413         $224,200,231        $398,423,320        $ 393,887,092
--------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income             $   (197,116)        $     99,431        $   (278,441)       $     202,092
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                                             RIVERSOURCE
                                                                            INCOME BUILDER
                                                                         ENHANCED INCOME FUND
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                   JULY 31, 2009       JAN. 31, 2009
                                                                    (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  3,832,170        $  12,298,349
Net realized gain (loss) on affiliated investments                  (25,437,880)         (15,854,477)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                             53,833,991          (53,995,107)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      32,228,281          (57,551,235)
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (3,573,763)         (11,029,760)
    Class B                                                            (333,264)          (1,099,315)
    Class C                                                            (140,778)            (445,505)
    Class R4                                                             (1,504)              (6,527)
----------------------------------------------------------------------------------------------------
Total distributions                                                  (4,049,309)         (12,581,107)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      9,145,136           28,449,158
  Class B shares                                                      1,651,275            4,363,937
  Class C shares                                                        563,255            1,975,067
  Class R4 shares                                                        20,031              126,009
Reinvestment of distributions at net asset value
  Class A shares                                                      3,059,377            9,521,547
  Class B shares                                                        290,546              951,505
  Class C shares                                                        117,426              367,471
  Class R4 shares                                                         1,324                6,045
Conversions from Class B to Class A
  Class A shares                                                      2,373,795            1,975,503
  Class B shares                                                     (2,373,795)          (1,975,503)
Payments for redemptions
  Class A shares                                                    (29,936,655)        (104,778,466)
  Class B shares                                                     (3,750,761)         (14,019,997)
  Class C shares                                                     (1,416,507)          (4,485,255)
  Class R4 shares                                                       (80,354)             (43,540)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (20,335,907)         (77,566,519)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               7,843,065         (147,698,861)
Net assets at beginning of period                                   191,173,086          338,871,947
----------------------------------------------------------------------------------------------------
Net assets at end of period                                        $199,016,151        $ 191,173,086
----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $    (84,649)       $     132,490
----------------------------------------------------------------------------------------------------


Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Income Builder Basic Income Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $8.24            $10.27           $10.79            $9.98           $10.05
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(d)            .38(d)           .30(d)           .42              .10
Net gains (losses) (both realized and
 unrealized)                                          1.00             (2.03)            (.39)             .84             (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.14             (1.65)            (.09)            1.26              .03
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)             (.38)            (.36)            (.45)            (.10)
Distributions from realized gains                       --                --             (.07)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.15)             (.38)            (.43)            (.45)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.23             $8.24           $10.27           $10.79            $9.98
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $193              $187             $260             $197              $19
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .41%(g)           .41%             .40%(g)          .46%            3.62%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .41%(g)           .41%             .40%(g)          .45%             .45%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.24%(g)          3.75%            4.26%(g)         4.02%            3.44%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%               39%              19%              27%               1%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     14.00%(k)        (16.43%)           (.84%)(k)       12.89%             .31%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $8.23            $10.25           $10.77            $9.97           $10.05
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(d)            .31(d)           .25(d)           .35              .08
Net gains (losses) (both realized and
 unrealized)                                           .99             (2.02)            (.39)             .83             (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.10             (1.71)            (.14)            1.18              .01
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)             (.31)            (.31)            (.38)            (.09)
Distributions from realized gains                       --                --             (.07)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)             (.31)            (.38)            (.38)            (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.22             $8.23           $10.25           $10.77            $9.97
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $27               $28              $42              $33               $5
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.17%(g)          1.16%            1.15%(g)         1.22%            4.20%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.17%(g)          1.16%            1.15%(g)         1.21%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.49%(g)          2.96%            3.50%(g)         3.27%            2.70%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%               39%              19%              27%               1%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     13.52%(k)        (17.00%)          (1.34%)(k)       12.01%             .07%(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $8.24            $10.26           $10.78            $9.99           $10.05
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(d)            .31(d)           .25(d)           .35              .09
Net gains (losses) (both realized and
 unrealized)                                           .99             (2.02)            (.39)             .82             (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.10             (1.71)            (.14)            1.17              .02
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)             (.31)            (.31)            (.38)            (.08)
Distributions from realized gains                       --                --             (.07)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)             (.31)            (.38)            (.38)            (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.23             $8.24           $10.26           $10.78            $9.99
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $10                $9              $12               $8               $1
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.16%(g)          1.16%            1.15%(g)         1.21%            4.30%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.16%(g)          1.16%            1.15%(g)         1.20%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.50%(g)          3.00%            3.53%(g)         3.27%            2.74%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%               39%              19%              27%               1%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     13.51%(k)        (16.97%)          (1.33%)(k)       11.91%             .23%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $8.26            $10.28           $10.80            $9.99           $10.05
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(d)            .42(d)           .33(d)           .43              .11
Net gains (losses) (both realized and
 unrealized)                                          1.01             (2.01)            (.34)             .84             (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.15             (1.59)            (.01)            1.27              .04
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)             (.43)            (.44)            (.46)            (.10)
Distributions from realized gains                       --                --             (.07)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.16)             (.43)            (.51)            (.46)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.25             $8.26           $10.28           $10.80            $9.99
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--               $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .33%(g)           .37%             .37%(g)          .42%            6.84%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .33%(g)           .08%             .08%(g)          .29%             .29%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.34%(g)          3.90%            4.32%(g)         4.39%            3.25%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%               39%              19%              27%               1%
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                        14.03%(k)        (15.93%)           (.08%)(k)       13.02%             .43%(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.86            $10.21           $10.99            $9.98           $10.07
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .15(d)            .39(d)           .32(d)           .45              .10
Net gains (losses) (both realized and
 unrealized)                                          1.07             (2.33)            (.64)            1.04             (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.22             (1.94)            (.32)            1.49              .02
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)             (.41)            (.38)            (.48)            (.11)
Distributions from realized gains                       --                --             (.06)              --               --
Tax return of capital                                   --                --             (.02)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)             (.41)            (.46)            (.48)            (.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.91             $7.86           $10.21           $10.99            $9.98
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $346              $339             $545             $458              $57
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .41%(g)           .40%             .38%(g)          .42%            1.77%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .41%(g)           .40%             .38%(g)          .42%             .45%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.78%(g)          4.12%            4.50%(g)         4.23%            3.59%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%               40%              19%              29%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     15.66%(k)        (19.51%)          (2.95%)(k)       15.22%             .17%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.84            $10.19           $10.97            $9.96           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .12(d)            .31(d)           .27(d)           .37              .08
Net gains (losses) (both realized and
 unrealized)                                          1.06             (2.33)            (.64)            1.04             (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.18             (2.02)            (.37)            1.41               --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)             (.33)            (.34)            (.40)            (.10)
Distributions from realized gains                       --                --             (.06)              --               --
Tax return of capital                                   --                --             (.01)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)             (.33)            (.41)            (.40)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.89             $7.84           $10.19           $10.97            $9.96
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $38               $41              $73              $69              $10
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.16%(g)          1.15%            1.14%(g)         1.17%            2.41%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.16%(g)          1.15%            1.14%(g)         1.17%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.02%(g)          3.32%            3.74%(g)         3.48%            2.88%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%               40%              19%              29%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     15.20%(k)        (20.17%)          (3.45%)(k)       14.45%            (.05%)(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.85            $10.20           $10.98            $9.97           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .12(d)            .32(d)           .27(d)           .37              .09
Net gains (losses) (both realized and
 unrealized)                                          1.06             (2.33)            (.64)            1.04             (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.18             (2.01)            (.37)            1.41              .01
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)             (.34)            (.34)            (.40)            (.10)
Distributions from realized gains                       --                --             (.06)              --               --
Tax return of capital                                   --                --             (.01)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)             (.34)            (.41)            (.40)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.90             $7.85           $10.20           $10.98            $9.97
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $15               $14              $21              $15               $2
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.16%(g)          1.15%            1.13%(g)         1.17%            2.35%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.16%(g)          1.15%            1.13%(g)         1.17%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.03%(g)          3.38%            3.76%(g)         3.44%            2.83%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%               40%              19%              29%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     15.19%(k)        (20.14%)          (3.43%)(k)       14.45%             .05%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.87            $10.22           $11.00            $9.98           $10.07
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(d)            .42(d)           .34(d)           .46              .10
Net gains (losses) (both realized and
 unrealized)                                          1.05             (2.33)            (.63)            1.05             (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.21             (1.91)            (.29)            1.51              .02
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)             (.44)            (.41)            (.49)            (.11)
Distributions from realized gains                       --                --             (.06)              --               --
Tax return of capital                                   --                --             (.02)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)             (.44)            (.49)            (.49)            (.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.91             $7.87           $10.22           $11.00            $9.98
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--               $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .35%(g)           .35%             .35%(g)          .33%            5.51%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .35%(g)           .08%             .08%(g)          .29%             .20%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.85%(g)          4.45%            4.78%(g)         3.92%            3.88%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%               40%              19%              29%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                        15.59%(k)        (19.18%)          (2.75%)(k)       15.41%             .18%(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.60            $10.05           $11.08            $9.96           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .17(d)            .43(d)           .35(d)           .47              .11
Net gains (losses) (both realized and
 unrealized)                                          1.23             (2.44)            (.86)            1.15             (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.40             (2.01)            (.51)            1.62              .02
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)             (.44)            (.38)            (.49)            (.12)
Distributions from realized gains                       --                --             (.11)            (.01)              --
Tax return of capital                                   --                --             (.03)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.18)             (.44)            (.52)            (.50)            (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.82             $7.60           $10.05           $11.08            $9.96
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $173              $164             $289             $266              $50
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .45%(g)           .41%             .41%(g)          .43%            2.04%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .45%(g)           .41%             .41%(g)          .43%             .45%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.19%(g)          4.63%            4.93%(g)         4.51%            3.96%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%               36%              24%              27%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     18.64%(k)        (20.46%)          (4.58%)(k)       16.68%             .15%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.59            $10.04           $11.07            $9.96           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(d)            .35(d)           .30(d)           .39              .09
Net gains (losses) (both realized and
 unrealized)                                          1.23             (2.43)            (.86)            1.15             (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.37             (2.08)            (.56)            1.54               --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.14)             (.37)            (.34)            (.42)            (.10)
Distributions from realized gains                       --                --             (.11)            (.01)              --
Tax return of capital                                   --                --             (.02)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.14)             (.37)            (.47)            (.43)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.82             $7.59           $10.04           $11.07            $9.96
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $18               $19              $37              $39              $10
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.21%(g)          1.17%            1.16%(g)         1.19%            2.79%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.21%(g)          1.17%            1.16%(g)         1.19%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.43%(g)          3.83%            4.15%(g)         3.77%            3.24%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%               36%              24%              27%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     18.28%(k)        (21.12%)          (5.17%)(k)       15.74%             .02%(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.59            $10.04           $11.07            $9.96           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(d)            .36(d)           .30(d)           .39              .09
Net gains (losses) (both realized and
 unrealized)                                          1.23             (2.43)            (.86)            1.15             (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.37             (2.07)            (.56)            1.54               --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.14)             (.38)            (.34)            (.42)            (.10)
Distributions from realized gains                       --                --             (.11)            (.01)              --
Tax return of capital                                   --                --             (.02)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.14)             (.38)            (.47)            (.43)            (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.82             $7.59           $10.04           $11.07            $9.96
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $8                $8              $13              $11               $2
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.20%(g)          1.16%            1.16%(g)         1.18%            2.63%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.20%(g)          1.16%            1.16%(g)         1.18%            1.21%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.43%(g)          3.88%            4.19%(g)         3.73%            3.22%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%               36%              24%              27%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     18.29%(k)        (21.09%)          (5.06%)(k)       15.75%             .02%(k)
-----------------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                               SIX MONTHS ENDED
                                                 JULY 31, 2009      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  (UNAUDITED)     JAN. 31, 2009   JAN. 31, 2008(b)   MAY 31, 2007   MAY 31, 2006(c)
Net asset value, beginning of period                 $7.60            $10.06           $11.09            $9.97           $10.06
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .17(d)            .46(d)           .37(d)           .49              .12
Net gains (losses) (both realized and
 unrealized)                                          1.23             (2.44)            (.86)            1.15             (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.40             (1.98)            (.49)            1.64              .03
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)             (.48)            (.40)            (.51)            (.12)
Distributions from realized gains                       --                --             (.11)            (.01)              --
Tax return of capital                                   --                --             (.03)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.18)             (.48)            (.54)            (.52)            (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.82             $7.60           $10.06           $11.09            $9.97
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--               $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .37%(g)           .36%             .38%(g)          .36%            5.75%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .37%(g)           .08%             .12%(g)          .29%             .29%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.42%(g)          5.12%            5.24%(g)         4.67%            3.66%(g)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%               36%              24%              27%              --%
-----------------------------------------------------------------------------------------------------------------------------------
Total return                                        18.67%(k)        (20.23%)          (4.49%)(k)       16.82%             .27%(k)
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JULY 31, 2009)

1. ORGANIZATION

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by each Fund's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund (Basic Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund (Moderate Income Fund) and RiverSource Income Builder Enhanced Income Fund (Enhanced Income Fund).

Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to Enhanced Income Fund.

Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund and Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
42  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately as follows:

FUND                                                                     CLASS B   CLASS C
------------------------------------------------------------------------------------------
Basic Income Fund                                                      $1,839,000  $59,000
Moderate Income Fund                                                    2,497,000   81,000
Enhanced Income Fund                                                    1,264,000   51,000


These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended July 31, 2009 were as follows:

FUND                                                               CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------------------
Basic Income Fund                                                 $114,159  $16,740   $1,116
Moderate Income Fund                                               132,596   19,271      912
Enhanced Income Fund                                                67,676   12,026      347


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                           CLASS C
--------------------------------------------------------------------------------------
Enhanced Income Fund                                                             1.20%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                                                           CLASS C
--------------------------------------------------------------------------------------
Enhanced Income Fund                                                             $109


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed the following percentage of each class' average daily net assets:

FUND                                                          CLASS A  CLASS B  CLASS C  CLASS R4
-------------------------------------------------------------------------------------------------
Basic Income Fund                                               0.45%    1.21%    1.20%    0.41%
Moderate Income Fund                                            0.45     1.21     1.20     0.41
Enhanced Income Fund                                            0.45     1.21     1.20     0.41


4. SECURITIES TRANSACTIONS

For the six months ended July 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                PURCHASES     PROCEEDS
--------------------------------------------------------------------------------------------
Basic Income Fund                                                  $39,638,754  $ 58,972,657
Moderate Income Fund                                                71,235,728   114,936,830
Enhanced Income Fund                                                43,288,534    63,851,911


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                         BASIC INCOME FUND               MODERATE INCOME FUND             ENHANCED INCOME FUND
                                  SIX MONTHS ENDED                 SIX MONTHS ENDED                 SIX MONTHS ENDED
                                    JULY 31, 2009     YEAR ENDED     JULY 31, 2009     YEAR ENDED     JULY 31, 2009     YEAR ENDED
                                     (UNAUDITED)    JAN. 31, 2009     (UNAUDITED)    JAN. 31, 2009     (UNAUDITED)    JAN. 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                  1,509,439        6,697,264       1,988,801        8,269,632       1,144,770        3,065,780
Converted from Class B shares*          299,640          356,477         555,010          672,354         269,138          205,782
Reinvested distributions                332,409          915,258         710,272        1,943,041         380,564        1,070,351
Redeemed                             (3,962,837)     (10,659,474)     (7,530,523)     (21,146,428)     (3,796,000)     (11,495,907)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (1,821,349)      (2,690,475)     (4,276,440)     (10,261,401)     (2,001,528)      (7,153,994)
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Sold                                    469,321        1,357,143         449,894        1,136,770         208,440          476,849
Reinvested distributions                 39,185          113,245          70,115          202,385          36,261          107,107
Converted to Class A shares*           (299,965)        (357,204)       (556,259)        (673,739)       (269,138)        (205,996)
Redeemed                               (688,936)      (1,828,502)       (962,759)      (2,630,342)       (478,583)      (1,525,776)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (480,395)        (715,318)       (999,009)      (1,964,926)       (503,020)      (1,147,816)
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Sold                                    134,259          422,511         162,989          429,730          70,488          210,178
Reinvested distributions                 11,319           31,432          20,165           56,551          14,655           41,535
Redeemed                               (136,015)        (466,352)       (313,990)        (782,173)       (181,066)        (500,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   9,563          (12,409)       (130,836)        (295,892)        (95,923)        (248,388)
-----------------------------------------------------------------------------------------------------------------------------------
Class R4
Sold                                         --               --              --               --           2,448           12,580
Reinvested distributions                     --               23              19               51             169              688
Redeemed                                     --           (2,303)             --             (265)        (10,436)          (5,091)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      --           (2,280)             19             (214)         (7,819)           8,177
-----------------------------------------------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2009, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Basic Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     24.67%
RiverSource U.S. Government Mortgage Fund                                        21.32


Moderate Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     41.08%
RiverSource U.S. Government Mortgage Fund                                        32.07
RiverSource Real Estate Fund                                                     14.88
RiverSource Floating Rate Fund                                                   10.72
RiverSource Emerging Markets Bond Fund                                           10.55




--------------------------------------------------------------------------------
44  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Enhanced Income Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                     13.38%
RiverSource Real Estate Fund                                                     12.19
RiverSource U.S. Government Mortgage Fund                                        12.10
RiverSource Emerging Markets Bond Fund                                           10.55
RiverSource Floating Rate Fund                                                    6.96


7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2009 that will expire in 2017 were as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
Basic Income Fund                                                            $2,942,103
Moderate Income Fund                                                          7,376,558
Enhanced Income Fund                                                          5,920,892


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2008 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2009, post-October losses that are treated for income tax purposes as occurring on Feb. 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
Basic Income Fund                                                            $ 5,617,470
Moderate Income Fund                                                          12,594,101
Enhanced Income Fund                                                           7,144,374


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of its capital loss carry-overs before they expire.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Sept. 21, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the

--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Income Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), RiverSource Investments provides investment advice and other services to each of the Series Funds and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, each Series Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue each IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods, recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2007 to December 2008. The Board observed that: (i) for RiverSource Income Builder Basic Fund, the investment performance met expectations, and (ii) for RiverSource Income Builder Moderate Fund and RiverSource Income Builder Enhanced Fund, the investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team. Further, the Board noted that for RiverSource Income Builder Moderate Fund and RiverSource Income Builder Enhanced Fund, appropriate measures have been taken to adjust the quantitative allocation processes in response to recent market conditions.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the Series Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each

--------------------------------------------------------------------------------
                 RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT (continued) ----------------------------------------------------------



Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that the Series Fund's direct expenses were less than the median direct expenses of the Series Fund's peer group and that its direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  RIVERSOURCE INCOME BUILDER SERIES -- 2009 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Fund Distributors, Inc., Member
FINRA, and managed by RiverSource Investments, LLC.
RiverSource is part of Ameriprise Financial, Inc.
(C)2009 RiverSource Investments, LLC.                            S-6513 E (9/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date October 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date October 2, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date October 2, 2009